UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.c. 20549

			     FORM 13F
			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Robert Wood Johnson Foundation
Address:	P.O. Box 2316
		Princeton Forrestal Center
		Princeton, NJ  08543-2316
13F File Number:  28-839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Carol G. Kroch
Title:		Interim Co-General Counsel and Secretary
Phone:		609-627-5797
Signature, Place, and Date of Signing:
   Carol G. Kroch    Plainsboro, New Jersey   August 9, 2004
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:	5
Form 13F Information Table Value Total:	4,084,692.24
List of Other Included Managers:
 No.  13F File Number  Name
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
	FORM 13F INFORMATION TABLE

							   VALUE	  SHARES/	SH/	PUT/	INVSTMT	  OTHER		      VOTING AUTHORITY
	NAME OF ISSUER	  TITLE OF CLASS	CUSIP	   (X$1000)  	  PRN AMT	PRN	CALL	DSCRETN	  MANAGERS	SOLE       SHARED  NONE

	JOHNSON & JOHNSON Common		478160104   4,081,702.02  73,280,108
SH		Sole			73,280,108    0      0
	ALLIANCE DATA SYSTEMS Common		018581108       1,031.75      24,420
SH		Sole			    24,420    0      0
	SABA SOFTWARE INC Common	 	784932105     	   91.88      24,500
SH		Sole			    24,500    0      0
	COTT CORPORATION        Common		22163N106     	1,587.60      49,000
SH		Sole			    49,000    0      0
	ENCORE ACQUISITION COMPANY Common	29255W100	  279.00      10,000
		Sole			    10,000    0	     0
